Investment Strategy	Oct. 09, 2025
AlphaDroid Broad Markets Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund invests in various types of U.S. publicly traded ETFs that comprise the Index (“Underlying ETFs”) and therefore operates as a “fund-of-funds.”
AlphaDroid® EZ-MO Broad Markets Momentum Index
The Index consists of a portfolio of underlying momentum strategies, each represented by a particular “Strategic Category” comprised of strategy candidate ETFs and an assigned allocation weight, as follows:

Strategic Category	Weight	Strategy Candidates (by ticker)

SPY - Defender*	33.3%	SPY®

QQQ - Defender*	33.3%	QQQ®

Global Defender	33.3%	SPY®, QQQ®, SPEU, EEM

*SPY® is a registered trademark of Standard & Poor’s Financial Services LLC. QQQ® is a registered trademark of Invesco Capital Management LLC. All trademarks are the property of their respective owners and are used for informational purposes only. The Adviser is not affiliated with, sponsored by, or endorsed by any of the entities mentioned above.
The term “Defender” within the “SPY – Defender” and “QQQ – Defender” Strategic Categories is a designation used to describe a Strategic Category’s defensive mechanisms that either seek to ensure securities meet minimum thresholds for performance or do not indicate an elevated risk of market decline in an effort to ensure these Strategy Candidate securities are held when performing well and avoiding exposure during Bear markets. The Global Defender Strategic Category extends this approach globally by evaluating broad-market ETFs such as SPY®, QQQ®, SPEU, and EEM, selecting the strongest performing ETF subject to the same defensive mechanisms.
Each momentum strategy selects one ETF from within its Strategic Category of candidate ETFs to represent the strategy in the portfolio. Momentum strategies seek to identify ETFs having the highest expected subsequent monthly return performance (the “Momentum Leader”) relative to other candidates within its Strategic Category. The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index Provider employs a proprietary algorithm to make this assessment utilizing numerical market data. The Index utilizes artificial intelligence (“AI”) as well as third-party data and information to select Underlying ETFs. See “Additional Information About the Funds - Utilization of AI in Each Index’s Methodology” for more information.
The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). When a Bull market is indicated, the Index identifies a portfolio of ETFs, one selected by the momentum strategy from each of its Strategic Categories. When a Bear market is indicated, each underlying momentum strategy automatically switches its model to a Bear market strategy by replacing the strategic candidate ETFs with a set of defensive candidate ETFs that are expected to perform better in Bear markets. These defensive candidate ETFs may be other candidate ETFs from the Strategic Category or may be ETFs outside of the candidate ETFs noted above, including exchange-traded products (“ETPs”) registered under the Securities Act of 1933, as amended (the “1933 Act”). Shifts between Bull or Bear mode generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index is reconstructed and rebalanced at each month-end and following each shift of the Bull/Bear Indicator.
During Bull markets, the Index selects a portfolio of three ETFs comprising the Momentum Leaders of each of its three underlying strategies. During faltering Bull markets, the Index further considers the momentum of “defensive backstop” (e.g., fixed income, commodities, U.S. Treasury, primary sector ETFs) or “broad U.S. equity markets” Strategic Categories intended to provide a performance floor for the Momentum Leader selection process. Defensive backstop categories generally exclude ETFs with a small asset size, limited operating history, leveraged or inverse ETFs and foreign ETFs. During Bear markets, the Index employs a Bear market strategy that seeks to avoid risk and secure a positive return by selecting Momentum Leaders from among a selection of bond, treasury, gold, and other defensive ETFs. The scope of each of these strategic categories inherently overlap, and a single ETF may be included in multiple Strategic Categories.
More information about the Index can be found under “Additional Information About the Funds.” As of September 30, 2025, the Index was weighted as follows: QQQ® (66.6%) and SPY® (33.3%).
The Fund’s Investment Strategy
The Fund typically uses a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all or a substantial portion of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, such as when replicating the Index involves practical difficulties, substantial costs or when an Index constituent becomes temporarily unavailable or illiquid, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the Underlying ETFs in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purpose, will be invested in the component Underlying ETFs of the Index or other investments that provide exposure that is substantially similar to that of the component Underlying ETFs.
The Underlying ETFs in which the Fund may invest may pursue a wide variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs primarily invest in a broad range of equity, fixed-income and other securities (e.g., U.S. Government securities, commodities, etc.), and may include a variety of asset classes, and represent a range of sectors and market capitalizations. Underlying ETFs may be actively or passively managed. Underlying ETFs that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to track the performance of the benchmark index by investing in a representative sample of benchmark index components. To the extent the Fund engages in representative sampling to seek to achieve its investment objective, the Fund may sell securities that are represented in the Index, purchase securities that are not represented in the Index, or make other adjustments to the Fund’s portfolio when the Adviser believes such transactions and/or adjustments will better enable the Fund to seek to achieve its investment objective.
Equity securities in an Underlying ETF’s portfolio may consist of preferred stock; growth and value common stocks; the stock of companies of any capitalization; sector-specific stocks; and domestic and foreign stocks, including emerging markets stocks. An Underlying ETF may also invest in equity-related derivatives, such as options, futures and swaps, to increase the return or to hedge, or protect, against adverse movements in interest rates and/or the securities markets, or a combination thereof. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
Fixed income securities in an Underlying ETF’s portfolio may include investment and non-investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury); corporate bonds; mortgage-related securities and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds.
The Fund may also invest a portion of its assets in sector, commodity and other specialty or focused equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or make significant use of complex investment techniques, such as leverage, short sales and margin. These Underlying ETFs may be riskier than other equity Underlying ETFs, but may hold the potential for higher reward. These ETFs may allow the Fund to participate in more specialized stock market trends, such as rotations between specific sectors or within emerging markets. The Fund may hold up to 40% of its assets in Underlying ETFs that focus on emerging markets. While the definition may vary somewhat across Underlying ETFs, the Fund generally considers “emerging market countries” to be those countries that have one or more of the following characteristics relative to more developed countries: (i) economies in the process of rapid growth or industrialization, (ii) lower income levels, (iii) underdeveloped but maturing infrastructures, and (iv) functioning but still developing financial systems or markets. The Fund may also invest in ETFs designed to capture the inverse of broad equity market indexes (i.e., Inverse ETFs).
Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund pursue its investment strategy or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underlying ETFs).
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.
The Fund is considered to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.
AlphaDroid Defensive Sector Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund invests in various types of U.S. publicly traded ETFs that comprise the Index (“Underlying ETFs”) and therefore operates as a “fund-of-funds.”
AlphaDroid® EZ-RO Defensive Sector Rotation Index
The Index consists of a portfolio of underlying momentum strategies, each represented by a particular “Strategic Category” and an assigned allocation weight, as follows:

Strategic Category	Weight	Strategy Candidates (by ticker)

Sectors - SPDR*	12.5%	XLB, XLE, XLF, XLK, XLP, XLI, XLC, XLV, XLY, MDY, SPY®

Sectors - iShares*	12.5%	IYM, IYW, IYE, IYF, IYH, IYK, IYJ, IYZ, IWY, IYC

Sectors - Vanguard*	12.5%	VGT, VHT, VFH, VIS, VDE, VCR, VDC, VOX, VNQ, VOO, VUG

Strategic Category	Weight	Strategy Candidates (by ticker)

Sectors - Dissimilar	12.5%	XLE, DIA, IYF, PEJ, ITA, MDYG, PJP, XRT, IWY, ITB, XLK

Subsectors - SPDR	12.5%	XAR, XPH, XHE, XNTK, XTL ,XTN ,XRT, DIA, SPYG, MDYG

Subsectors - iShares*	12.5%	IHI, IWY, IYE, IYK, IYZ, ITA, ITB, IYR, IGV, IHE

AI Champions	12.5%	IYW, ARKK, XLC, BOTZ, THNQ, WISE, PSI, WTAI, ROBT, SOXX, CHAT

Global Prudence	12.5%	QQQ®, IWY, SPY®, SPYG, EEM, SPEU
*SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC and has been licensed for use by State Street Global Advisors. iShares® is a registered trademark of BlackRock, Inc. Vanguard® is a registered trademark of The Vanguard Group, Inc. All trademarks are the property of their respective owners and are used for identification purposes only. The Adviser is not affiliated with, endorsed by, or sponsored by any of the entities mentioned above.
Each momentum strategy selects one ETF from within its Strategic Category of candidate ETFs to represent the strategy in the portfolio. Momentum strategies seek to identify ETFs having the highest expected subsequent monthly return performance (the “Momentum Leader”) relative to other candidates within its Strategic Category. The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index Provider employs a proprietary algorithm to make this assessment utilizing numerical market data. The Index utilizes artificial intelligence (“AI”) as well as third-party data and information to select Underlying ETFs. See “Additional Information About the Funds - Utilization of AI in Each Index’s Methodology” for more information.
The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). When a Bull market is indicated, the Index identifies a portfolio of ETFs, one selected by the momentum strategy from each of its Strategic Categories. When a Bear market is indicated, each underlying momentum strategy automatically switches its model to a Bear market strategy by replacing the strategic candidate ETFs with a set of defensive candidate ETFs that are expected to perform better in Bear markets. These defensive candidate ETFs may be other candidate ETFs from the Strategic Category or may be ETFs outside of the candidate ETFs noted above, including exchange-traded products (“ETPs”) registered under the Securities Act of 1933, as amended (the “1933 Act”). Shifts between Bull or Bear mode generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index is reconstructed and rebalanced at each month-end and following each shift of the Bull/Bear Indicator.
During Bull markets, the Index selects a portfolio of eight ETFs comprising the Momentum Leaders of each of its eight underlying strategies. During faltering Bull markets, the Index further considers the momentum of “defensive backstop” (e.g., fixed income, commodities, U.S. Treasury, primary sector ETFs) or “broad U.S. equity markets” Strategic Categories intended to provide a performance floor for the Momentum Leader selection process. Defensive backstop categories generally exclude ETFs with a small asset size, limited operating history, leveraged or inverse ETFs and foreign ETFs. During Bear markets, the Index employs a Bear market strategy that seeks to avoid risk and secure a positive return by selecting Momentum Leaders from among a selection of bond, treasury, gold, and other defensive ETFs. The scope of each of these strategic categories inherently overlap, and a single ETF may be included in multiple Strategic Categories.
More information about the Index can be found under “Additional Information About the Funds.” As of September 30, 2025, the Index was weighted as follows: VGT (12.5%), IYW (12.5%), ITA (25.0%), XLC (12.5%), XTL (12.5%), THNQ (12.5%), and SPYG (12.5%).
The Fund’s Investment Strategy
The Fund typically uses a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all or a substantial portion of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, such as when replicating the Index involves practical difficulties, substantial costs or when an Index constituent becomes temporarily unavailable or illiquid, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the Underlying ETFs in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purpose, will be invested in the component Underlying ETFs of the Index or other investments that provide exposure that is substantially similar to that of the component Underlying ETFs.
The Underlying ETFs in which the Fund may invest may pursue a wide variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs primarily invest in a broad range of equity, fixed-income and other securities (e.g., U.S. Government securities, commodities, etc.), and may include a variety of asset classes, and represent a range of sectors and market capitalizations. Underlying ETFs may be actively or passively managed. Underlying ETFs that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to track the performance of the benchmark index by investing in a representative sample of benchmark index components. To the extent the Fund engages in representative sampling to seek to achieve its investment objective, the Fund may sell securities that are represented in the Index, purchase securities that are not represented in the Index, or make other adjustments to the Fund’s portfolio when the Adviser believes such transactions and/or adjustments will better enable the Fund to seek to achieve its investment objective.
Equity securities in an Underlying ETF’s portfolio may consist of preferred stock; growth and value common stocks; the stock of companies of any capitalization; sector-specific stocks; and domestic and foreign stocks, including emerging markets stocks. An Underlying ETF may also invest in equity-related derivatives, such as options, futures and swaps, to increase the return or to hedge, or protect, against adverse movements in interest rates and/or the securities markets, or a combination thereof. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
Fixed income securities in an Underlying ETF’s portfolio may include investment and non-investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury); corporate bonds; mortgage-related securities and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds.
The Fund may also invest a portion of its assets in sector, commodity and other specialty or focused equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or make significant use of complex investment techniques, such as leverage, short sales and margin. These Underlying ETFs may be riskier than other equity Underlying ETFs, but may hold the potential for higher reward. These ETFs may allow the Fund to participate in more specialized stock market trends, such as rotations between specific sectors or within emerging markets. The Fund may hold up to 40% of its assets in Underlying ETFs that focus on emerging markets. While the definition may vary somewhat across Underlying ETFs, the Fund generally considers “emerging market countries” to be those countries that have one or more of the following characteristics relative to more developed countries: (i) economies in the process of rapid growth or industrialization, (ii) lower income levels, (iii) underdeveloped but maturing infrastructures, and (iv) functioning but still developing financial systems or markets. The Fund may also invest in ETFs designed to capture the inverse of broad equity market indexes (i.e., Inverse ETFs).
Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund pursue its investment strategy or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underlying ETFs).
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.
The Fund is considered to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index through the Underlying ETFs, and may at times be heavily invested in one or more sectors.